SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026
Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	8 years
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	7 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years